Income Tax (Tables)	12 Months Ended
Oct. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of net taxable income (losses) before income taxes and its provision for income taxes
	Years Ended
	October 31, 2021	October 31, 2020
Income / (loss) attributed to China	2,002,809	3,839,535
PRC statutory tax rate	25%	25%
Income tax expense at statutory rate	500,702	959,884
Reconciliation	46,123	(12,491)
Income tax expense/ (benefit)	546,825	947,393